Financial risk management - Liquidity risk (Details) € in Thousands					12 Months Ended
	Nov. 08, 2018 shares	Oct. 17, 2018 shares	Dec. 22, 2017 EUR (€) shares	Nov. 09, 2017 EUR (€) tranche	Dec. 31, 2019 EUR (€) item	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Mar. 31, 2020 EUR (€)	Dec. 31, 2016 EUR (€)	Oct. 31, 2016 EUR (€)	Sep. 30, 2016 EUR (€)	May 31, 2016 EUR (€)
Financial liabilities
Proceeds from issuance of long-term debt					€ 529	€ 1,639	€ 12,612
Effect of shares issued (in shares) | shares	29,000	192,000
European Investment Bank
Financial liabilities
Assets as collateral to bank								€ 10,000
Reclassified non-current debt to a current debt					€ 10,000
Liquidity risk
Financial liabilities
Nominal interest rate					2.49%
Face value					€ 22,732	18,825
Carrying amount					21,156	17,171
Cash collateral					€ 2,000	0
Number of 3D printers serving as collateral | item					2
Proceeds from issuance of long-term debt					€ 500
Maturity term					5 years
Effect of shares issued (in shares) | shares			254,527
Liquidity risk | Property
Financial liabilities
Assets as collateral to bank					€ 5,000	5,000
Liquidity risk | Machinery
Financial liabilities
Assets as collateral to bank					1,618	1,691
Liquidity risk | Kreissparkasse Augsburg, Germany
Financial liabilities
Nominal interest rate									2.72%	2.29%	2.47%	2.35%
Cash collateral					2,000
Amount to be pledged to lender on failure to meet ability to service debt ratio					€ 2,000
Number of 3D printers serving as collateral | item					3
Liquidity risk | European Investment Bank
Financial liabilities
Maximum borrowing capacity				€ 25,000
Number of tranches | tranche				3
Maximum borrowing to total research and development and manufacturing capital expenditures (as a percent)				50.00%
Liquidity risk | EIB-Tranche one
Financial liabilities
Nominal interest rate				0.00%
Maximum borrowing capacity				€ 10,000
Proceeds from issuance of long-term debt			€ 10,000
Consideration in cash equal to the market value of shares (in shares) | shares			195,790
Maturity term			5 years
Expiration term			10 years
Reclassified non-current debt to a current debt					€ 10,000
Liquidity risk | EIB-Tranche two
Financial liabilities
Nominal interest rate				7.00%
Maximum borrowing capacity				€ 8,000
Liquidity risk | EIB-Tranche three
Financial liabilities
Nominal interest rate				3.00%
Maximum borrowing capacity				€ 7,000
Liquidity risk | Secured bank loan, 3.27%
Financial liabilities
Nominal interest rate					3.27%
Face value					€ 800	700
Carrying amount					€ 73	215
Liquidity risk | Secured Bank Loan, 2.29%
Financial liabilities
Nominal interest rate					2.29%
Face value					€ 700	700				€ 700
Carrying amount					€ 254	395
Liquidity risk | Secured Bank Loan, 2.35%
Financial liabilities
Nominal interest rate					2.35%
Face value					€ 1,000	1,000						€ 1,000
Carrying amount					€ 278	481
Liquidity risk | Secured Bank Loan, 2.47%
Financial liabilities
Nominal interest rate					2.47%
Face value					€ 2,000	2,000					€ 2,000
Carrying amount					€ 1,774	1,850
Liquidity risk | Secured Bank Loan, 2.72%
Financial liabilities
Nominal interest rate					2.72%
Face value					€ 1,000	1,000			€ 1,000
Carrying amount					€ 887	924
Liquidity risk | Secured Bank Loan, 2.42%
Financial liabilities
Nominal interest rate					2.42%
Face value					€ 500	500
Carrying amount					€ 448	466
Liquidity risk | Secured Bank Loan, 2.73%
Financial liabilities
Nominal interest rate					2.73%
Face value					€ 500	500
Carrying amount					€ 446	465
Liquidity risk | Secured Bank Loan, 1.75%
Financial liabilities
Nominal interest rate					1.75%
Face value					€ 1,000	1,000
Carrying amount					€ 899	935
Liquidity risk | Secured Bank Loan, 2.48%
Financial liabilities
Nominal interest rate					2.48%
Face value					€ 675	675
Carrying amount					€ 376	511
Liquidity risk | Secured Bank Loan, 2.49%
Financial liabilities
Nominal interest rate					2.49%
Face value					€ 500	500
Carrying amount					€ 429
Liquidity risk | Unsecured Bank Loan, 3.92%
Financial liabilities
Nominal interest rate					3.92%
Face value					€ 29
Carrying amount					€ 24
Liquidity risk | Unsecured Bank Loan, 2.90%
Financial liabilities
Nominal interest rate					2.90%
Face value					€ 40	40
Carrying amount					€ 17	25
Liquidity risk | Unsecured Bank Loan, 0.00%
Financial liabilities
Nominal interest rate					0.00%
Face value					€ 10,000	10,000
Carrying amount					11,641	10,798
Liquidity risk | Finance lease obligations
Financial liabilities
Face value					3,988	210
Carrying amount					€ 3,610	€ 106
Liquidity risk | Finance lease obligations | Minimum
Financial liabilities
Nominal interest rate					1.60%
Liquidity risk | Finance lease obligations | Maximum
Financial liabilities
Nominal interest rate					9.30%